OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Operating expenses	$ 281,302	$ 301,183	$ 307,427
Employee benefit expenses and severance payments
Salaries, Social security expenses and benefits	(54,388)	(54,831)	(55,986)
Severance indemnities	(2,485)	(7,015)	(4,761)
Other employee benefits	(1,603)	(1,502)	(1,569)
Employee benefit expenses and severance payments	$ (58,476)	$ (63,348)	$ (62,316)